Income Taxes - Schedule of Reconciliation of Expected Income Tax Benefit Computed Using the Federal Statutory Income Tax Rate (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Taxes - Schedule Of Components Of Income Tax Provision Details
Income tax computed at federal statutory tax rate			(34.00%)	(34.00%)
Non-deductible expenses			0.00%	0.60%
Change in Valuation allowance			34.00%	33.40%
Total	33.90%	1.30%	0.00%	0.00%